FORM N-SAR
                     SEMI-ANNUAL REPORT
             FOR REGISTERED INVESTMENT COMPANIES




Report for six month period ending:   /  /   (a)
           or fiscal year ending:  12/31/03   (b)

Is this a transition report? (Y/N) ___N____

Is this an amendment to a previous filing: (Y/N)___N___



1. A. Registrant Name:  The First Trust of Insured Municipal Bonds, Multi-State,
                        Series 1 and Subsequent Series
   B. File Number:  811-3393
   C: Telephone Number: 630-241-8615

2. A. Street:  c/o First Trust Portfolios L.P.
               1001 Warrenville Road, Suite 300
   B. City: Lisle      C. State:  IL       D. Zip Code: 60532

3. Is this the first filing on this form by Registrant? (Y/N)__N__

4. Is this the last filing on this form by Registrant? (Y/N) __N__

5. Is Registrant a small business investment company (SBIC)? (Y/N) __N__

6. Is Registrant a unit investment trust (UIT)? (Y/N)__Y__

7. A. Is Registrant a series or multiple portfolio company? (Y/N)___N____

   B. How many separate series or portfolios did Registrant have at the end of the period? ______N/A__________

UNIT INVESTMENT TRUSTS

111.    A. Depositor Name: First Trust Portfolios L.P.
        B. File Number (if any):
        C. City: Lisle      State: IL     Zip Code: 60532   Ext: ___


112.    A. Sponsor Name: First Trust Portfolios L.P.
        B. File Number (if any):
        C. City: Lisle      State: IL     Zip Code: 60532   Ext: ___


113.    A. Trustee Name: JPMorgan Chase Bank
        B. City: New York     State:  NY       Zip Code: 10004    Ext: ___
        Foreign Country:        Foreign Postal Code:


114.    A. Principal Underwriter Name: First Trust Portfolios L.P.
        B. File Number: _________
        C. City: Lisle          State: IL    Zip Code: 60532      Ext: ___


115.    A. Independent Public Accountant Name:  Deloitte & Touche LLP
        B. City: Chicago       State: IL     Zip Code: 60601     Ext:___


116. Family of investment companies information:

A. Is Registrant part of a family of investment companies? (Y/N)___Y_____
B. Identify the family in 10 letters  F I R S T  T R U S T

117.    A. Is Registrant a separate account of an insurance company? (Y/N)___N_
B. Variable annuity contracts? (Y/N)___N______
C. Scheduled premium variable life contracts? (Y/N)_____N______
D. Flexible premium variable life contracts? (Y/N)_____N_______
E. Other types of insurance products registered under the Securities
Act of 1933? (Y/N)____N______


118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933:____11____

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period:___0____

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)_____0______

121. State the number of series for which a current prospectus was in existence at the end of the period: ___2______

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period:___0___

123. State the total value of the additional units considered in answering item 122 ($000's omitted) $_____0_______

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $_______0_________

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant's ($000's omitted) $_____1_______

126. Of the amount shown in item 125, state the total dollar amount of sales Loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $______1________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of       Total Assets    Total
                                        Series          ($000's         Income
                                        Investing       omitted)        Distributions
A.U.S. Treasury direct issue            0               $0              $0
B.U.S. Government agency                0               $0              $0
C.State and municipal tax-free          14              $6,768          $524
D.Public utility debt                   0               $0              $0
E.Brokers or dealers debt or
  Debt of brokers' or
  Dealers' parent                       0               $0              $0
F.All other corporate
  Intermed. & long-term debt            0               $0              $0
G.All other corporate short-
  Term debt                             0               $0              $0
H.Equity securities of brokers
  Or dealers or parents of
  Brokers or dealers                    0               $0              $0
I.Investment company equity
  Securities                            0               $0              $0
J.All other equity securities           0               $0              $0
K.Other securities                      0               $0              $0
L.Total assets of all series            14              $6,768          $524
  Of Registrant

128. Is the timely payment of principal and interest on any of the portfolio Securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) ______Y_______

[If answer is "N" (No), go to item 131]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ________N___________

[if answer is "N" (No), go to item 131]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ______________________

131. Total expenses incurred by all series of Registrant during the current Reporting period ($000's omitted) $____180_______

132. List the "811" (Investment Company Act of 1940) registration number for All Series of Registrant that is being included in this filing:

811-3393                   811-                       811-




This report is signed on behalf of the Depositor.

City of: Lisle    State of: Illinois  Date: February 27, 2004

Name of Depositor:

First Trust Portfolios L.P.




By: /s/ Robert M. Porcellino            /s/ Jason T. Henry
   ____________________________        _____________________________
    Robert M. Porcellino                Jason T. Henry
    Senior Vice President               Vice President